Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

September 19, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   Eaton Vance New York Municipal Bond Fund (the “Registrant”) (Registration No. 333-226306)

Pre-Effective Amendment No. 1

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance New York Municipal Bond Fund (the “New York Municipal Fund”), pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), (2) the General Instructions to Form N-14, and (3) Regulation S-T, is Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 including the Proxy Statement/Prospectus, Statement of Additional Information, Part C and Exhibits (the “Registration Statement”). The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

The purpose of the Registration Statement is to register the New York Municipal Fund shares to be issued in connection with the reorganization by and among the New York Municipal Fund and Eaton Vance New York Municipal Bond Fund II (the “Acquired Fund”). Included in the Registration Statement, therefore, are a notice of meeting and form of proxy card, which are proposed to be used by the Acquired Fund for a special meeting of its shareholders to be held on October 12, 2018.

The registration fee of $4,128.84 has been wired through the FEDWIRE system.

It is intended that the Registration Statement will become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a) of the 1933 Act, may determine.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh

Vice President, Counsel